UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Report to Stockholders.

(a)

Alpha Architect U.S. Quantitative Value ETF Ticker: QVAL Listed on: The Nasdaq Stock Market	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/qval

This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qval. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$358,895,347	Portfolio Turnover Rate*	193%
# of Portfolio Holdings	51	Advisory Fees Paid	$548,224
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	22.0%
Industrials	21.8%
Consumer Staples	12.1%
Communication Services	10.1%
Energy	10.0%
Health Care	8.0%
Information Technology	7.9%
Materials	6.0%
Utilities	2.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Fox Corp. - Class A	2.1%
Urban Outfitters, Inc.	2.1%
Altria Group, Inc.	2.1%
Nexstar Media Group, Inc.	2.0%
TechnipFMC PLC	2.0%
Snap-on, Inc.	2.0%
Match Group, Inc.	2.0%
NOV, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
H&R Block, Inc.	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qval. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect International Quantitative Value ETF Ticker: IVAL Listed on: The Nasdaq Stock Market	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/ival

This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/ival. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.39%

KEY FUND STATISTICS (as of Period End)
Net Assets	$137,894,099	Portfolio Turnover Rate*	133%
# of Portfolio Holdings	51	Advisory Fees Paid	$265,277
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.0%
Consumer Discretionary	22.9%
Materials	11.8%
Energy	10.3%
Consumer Staples	9.8%
Utilities	8.4%
Information Technology	2.1%
Real Estate	1.9%
Health Care	1.9%
Communication Services	1.9%
Cash and Cash Equivalents	2.0%

TOP HOLDINGS (as a % of Net Assets)
Equinor ASA	2.3%
Eiffage SA	2.3%
Mitsubishi Electric Corp.	2.3%
Evolution Mining Ltd.	2.2%
Enel SpA	2.2%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	44.7%
United Kingdom	15.8%
France	6.3%
Italy	6.1%
Australia	5.8%
Germany	4.0%
Norway	3.9%
Finland	2.1%
Portugal	2.1%
Denmark	2.0%
China	1.9%
Singapore	1.9%
Israel	1.4%
United States	0.4%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/ival. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect U.S. Quantitative Momentum ETF Ticker: QMOM Listed on: The Nasdaq Stock Market	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/qmom

This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qmom. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$297,310,476	Portfolio Turnover Rate*	245%
# of Portfolio Holdings	51	Advisory Fees Paid	$434,165
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	15.7%
Financials	15.7%
Information Technology	15.4%
Communication Services	13.7%
Consumer Staples	9.9%
Energy	9.8%
Consumer Discretionary	5.9%
Utilities	3.9%
Materials	3.9%
Industrials	3.8%
Real Estate	2.0%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Corcept Therapeutics, Inc.	4.1%
Fox Corp. - Class A	2.0%
Sprouts Farmers Market, Inc.	2.0%
Walmart, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
Philip Morris International, Inc.	2.0%
Fiserv, Inc.	2.0%
Unum Group	2.0%
Garmin Ltd.	2.0%
Targa Resources Corp.	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/qmom. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect International Quantitative Momentum ETF Ticker: IMOM Listed on: The Nasdaq Stock Market	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/imom

This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/imom. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.39%

KEY FUND STATISTICS (as of Period End)
Net Assets	$94,083,817	Portfolio Turnover Rate*	193%
# of Portfolio Holdings	51	Advisory Fees Paid	$160,317
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	28.3%
Industrials	27.0%
Consumer Discretionary	14.9%
Health Care	8.8%
Communication Services	7.7%
Information Technology	7.3%
Consumer Staples	2.1%
Energy	2.0%
Investments Purchased with Proceeds from Securities Lending	1.6%
Cash and Cash Equivalents	0.3%

TOP HOLDINGS (as a % of Net Assets)
Rheinmetall AG	2.8%
Kongsberg Gruppen ASA	2.4%
Leonardo SpA	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
Jungheinrich AG, 0.00%	2.3%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	25.3%
Germany	17.3%
Australia	12.4%
Italy	10.5%
United Kingdom	7.9%
Israel	5.1%
Singapore	4.1%
Sweden	3.7%
United States	2.5%
Norway	2.4%
Spain	2.3%
Belgium	1.9%
Netherlands	1.9%
Switzerland	1.7%
Hong Kong	1.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/imom. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect Global Factor Equity ETF (formerly known as the Alpha Architect Value Momentum Trend ETF) Ticker: AAVM Listed on: The Nasdaq Stock Market	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/aavm/

This semi-annual shareholder report contains important information about the Alpha Architect Global Factor Equity ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aavm/. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.33%

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,661,370	Advisory Fees	$34,452
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(6,188)
Portfolio Turnover Rate*	13%	Net Advisory Fees Paid	$28,264
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Momentum ETFs	54.3%
Value ETFs	45.4%
Investments Purchased with Proceeds from Securities Lending	0.9%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect US Quantitative Momentum ETF	34.4%
Alpha Architect US Quantitative Value ETF	29.9%
Alpha Architect International Quantitative Momentum ETF	19.9%
Alpha Architect International Quantitative Value ETF	15.5%
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at funds.alphaarchitect.com/aavm or by calling (215) 330-4476.
Effective January 31, 2025, the Fund’s name and ticker symbol changed from the Alpha Architect Value Momentum Trend ETF (VMOT) to the Alpha Architect Global Factor Equity ETF (AAVM). Additionally, the Fund’s investment objective changed to seeking long term capital appreciation, the Fund’s principal investment strategies were revised to remove references to hedging, derivatives, and short sales, and the Fund adopted a policy to invest at least 80% of its net asset, plus any borrowings for investment purposes, in equity securities.
Also effective January 31, 2025, the Fund’s management fee only applies on the daily average net assets of the Fund that are not invested in the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, subject to a minimum management fee of 0.05% of the Fund’s average net assets annually.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/aavm/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect High Inflation and Deflation ETF Ticker: HIDE Listed on: The Nasdaq Stock Market	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/hide

This semi-annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/hide. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,794,876	Advisory Fees	$48,622
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(8,759)
Portfolio Turnover Rate*	93%	Net Advisory Fees Paid	$39,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT ALLOCATIONS (as a % of Net Assets)
Intermediate US Treasuries	50.5%
Commodities	25.4%
Real Estate	23.4%
Cash and Cash Equivalents	0.7%

TOP HOLDINGS (as a % of Net Assets)
Schwab Intermediate-Term U.S. Treasury ETF	25.5%
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	25.4%
United States Treasury Bill, 4.11%, 09/04/2025	25.0%
Vanguard Real Estate ETF	23.4%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/hide. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect Tail Risk ETF Ticker: CAOS Listed on: Cboe BZX Exchange, Inc.	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/caos

This semi-annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/caos. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.63%

KEY FUND STATISTICS (as of Period End)
Net Assets	$342,618,292	Advisory Fees	$935,435
# of Portfolio Holdings	19	Fees Waived and/or Expenses Reimbursed	(10,065)
Portfolio Turnover Rate*	48%	Net Advisory Fees Paid	$925,370
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of Net Assets)
Purchased Options	128.8%
Written Options	(28.8)%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/caos. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect 1-3 Month Box ETF Ticker: BOXX Listed on: Cboe BZX Exchange, Inc.	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/boxx

This semi-annual shareholder report report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxx. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.28%

KEY FUND STATISTICS (as of Period End)
Net Assets	$5,767,906,416	Advisory Fees	$6,449,826
# of Portfolio Holdings	11	Fees Waived and/or Expenses Reimbursed	(1,881,719)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$4,568,107
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of net assets)
Purchased Options	100.1%
Written Options	(0.1)%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: March 31, 2025

Alpha Architect Aggregate Bond ETF Ticker: BOXA Listed on: Cboe BZX Exchange, Inc.	March 31, 2025 Semi-Annual Shareholder Report https://funds.alphaarchitect.com/boxa/

This semi-annual shareholder report contains important information about the Alpha Architect Aggregate Bond ETF (the “Fund”) for the period of December 17, 2024 to March 31, 2025, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxa/. You can also request this information by contacting us at (215) 330-4476 .

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.30%

KEY FUND STATISTICS (as of Period End)
Net Assets	$8,172,375	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	10	Advisory Fees	$3,115
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET CLASSES (as a % of net assets)
Purchased Options	122.1%
Written Options	(23.3)%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://funds.alphaarchitect.com/boxa/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: March 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments

(a)

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Agricultural & Farm Machinery - 2.0%
CNH Industrial NV	583,531	$7,165,761

Agricultural Products & Services - 2.0%
Ingredion, Inc.	52,904	7,153,150

Apparel Retail - 6.1%
Abercrombie & Fitch Co. - Class A (a)	93,841	7,166,637
Gap, Inc.	351,127	7,236,727
Urban Outfitters, Inc. (a)	140,854	7,380,750
		21,784,114

Automotive Retail - 2.0%
Lithia Motors, Inc.	24,668	7,241,045

Biotechnology - 2.0%
United Therapeutics Corp. (a)	23,287	7,178,683

Brewers - 2.0%
Molson Coors Beverage Co. - Class B	117,867	7,174,564

Broadcasting - 4.1%
Fox Corp. - Class A	130,441	7,382,960
Nexstar Media Group, Inc.	40,640	7,283,501
		14,666,461

Broadline Retail - 1.9%
Macy's, Inc.	558,330	7,012,625

Cable & Satellite - 2.0%
Comcast Corp. - Class A	193,274	7,131,811

Construction & Engineering - 2.0%
EMCOR Group, Inc.	19,215	7,102,440

Construction Machinery & Heavy Transportation Equipment - 5.9%
Allison Transmission Holdings, Inc.	73,966	7,076,327
Caterpillar, Inc.	21,611	7,127,308
Oshkosh Corp.	76,148	7,164,004
		21,367,639

Consumer Staples Merchandise Retail - 2.0%
Target Corp.	68,337	7,131,649

The accompanying notes are an integral part of these financial statements.

1

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 2.0%
Maximus, Inc.	105,050	$7,163,360

Electric Utilities - 2.0%
NRG Energy, Inc.	74,700	7,130,862

Electrical Components & Equipment - 1.9%
NEXTracker, Inc. - Class A (a)	166,013	6,995,788

Footwear - 4.0%
Crocs, Inc. (a)	67,275	7,144,605
Skechers USA, Inc. - Class A (a)	125,869	7,146,842
		14,291,447

Gold - 2.0%
Newmont Corp.	147,395	7,116,231

Health Care Facilities - 4.0%
Tenet Healthcare Corp. (a)	53,940	7,254,930
Universal Health Services, Inc. - Class B	38,140	7,166,506
		14,421,436

Industrial Machinery & Supplies & Components - 2.0%
Snap-on, Inc.	21,591	7,276,383

Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	158,165	7,174,364

Interactive Media & Services - 2.0%
Match Group, Inc.	232,820	7,263,984

Leisure Products - 4.0%
Mattel, Inc. (a)	370,040	7,189,877
YETI Holdings, Inc. (a)	215,595	7,136,195
		14,326,072

Metal, Glass & Plastic Containers - 2.0%
Crown Holdings, Inc.	81,219	7,249,608

Oil & Gas Equipment & Services - 6.0%
NOV, Inc.	476,723	7,255,724
Schlumberger NV	169,698	7,093,377
TechnipFMC PLC	229,773	7,281,506
		21,630,607

The accompanying notes are an integral part of these financial statements.

2

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 4.0%
Hess Corp.	44,881	$7,168,842
Permian Resources Corp.	522,626	7,238,370
		14,407,212

Packaged Foods & Meats - 4.0%
Cal-Maine Foods, Inc.	78,058	7,095,472
Hershey Co.	41,917	7,169,065
		14,264,537

Passenger Airlines - 2.0%
United Airlines Holdings, Inc. (a)	101,926	7,037,990

Pharmaceuticals - 2.0%
Merck & Co., Inc.	79,512	7,136,997

Research & Consulting Services - 4.0%
Booz Allen Hamilton Holding Corp.	67,589	7,068,457
Leidos Holdings, Inc.	52,869	7,134,143
		14,202,600

Semiconductors - 3.9%
Cirrus Logic, Inc. (a)	71,242	7,099,622
First Solar, Inc. (a)	55,463	7,012,187
		14,111,809

Specialized Consumer Services - 4.0%
ADT, Inc.	880,536	7,167,563
H&R Block, Inc.	132,052	7,250,975
		14,418,538

Specialty Chemicals - 2.0%
Eastman Chemical Co.	81,971	7,222,465

Technology Distributors - 2.0%
TD SYNNEX Corp.	68,329	7,103,483

Technology Hardware, Storage & Peripherals - 2.0%
Western Digital Corp. (a)	174,230	7,044,119

Tobacco - 2.1%
Altria Group, Inc.	122,920	7,377,658
TOTAL COMMON STOCKS (Cost $365,087,541)		358,477,492

The accompanying notes are an integral part of these financial statements.

3

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (b)	295,891	$295,891
TOTAL SHORT-TERM INVESTMENTS (Cost $295,891)		295,891

TOTAL INVESTMENTS - 100.0% (Cost $365,383,432)		$358,773,383
Other Assets in Excess of Liabilities - 0.0% (c)		121,964
TOTAL NET ASSETS - 100.0%		$358,895,347

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

4

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Australia - 5.8%
BHP Group Ltd.	103,063	$2,460,045
Evolution Mining Ltd.	692,832	3,078,041
Woodside Energy Group Ltd.	165,382	2,389,203
		7,927,289

China - 1.9%
Yangzijiang Shipbuilding Holdings Ltd.	1,503,592	2,652,311

Denmark - 2.0%
AP Moller - Maersk AS - Class B	1,557	2,704,579

Finland - 2.1%
Nokia Oyj	558,878	2,924,892

France - 6.3%
Eiffage SA	27,084	3,140,925
Engie SA	151,465	2,953,765
Renault SA	52,716	2,653,442
		8,748,132

Germany - 4.0%
Deutsche Post AG	69,000	2,945,599
TUI AG (a)	375,180	2,559,862
		5,505,461

Israel - 1.4%
ZIM Integrated Shipping Services Ltd.	132,984	1,940,237

Italy - 6.1%
Buzzi SpA	59,812	2,859,925
Enel SpA	369,951	2,999,019
Pirelli & C SpA (b)	432,739	2,561,405
		8,420,349

Japan - 44.7%(c)
Amada Co. Ltd.	276,018	2,663,751
Asahi Kasei Corp.	398,241	2,779,908
Bridgestone Corp.	68,213	2,726,428
Daito Trust Construction Co. Ltd.	26,094	2,664,375
The accompanying notes are an integral part of these financial statements.

5

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Japan - 44.7%(c) (Continued)
Denso Corp.	205,703	$2,528,944
Hitachi Construction Machinery Co. Ltd.	103,375	2,720,322
Honda Motor Co. Ltd.	288,936	2,586,150
Komatsu Ltd.	87,426	2,509,876
MEIJI Holdings Co. Ltd.	130,241	2,822,077
Mitsubishi Electric Corp.	171,827	3,116,004
Nexon Co. Ltd.	187,845	2,554,862
Niterra Co. Ltd.	91,260	2,750,760
Nitto Denko Corp.	135,344	2,467,937
Persol Holdings Co. Ltd.	1,702,519	2,813,884
Sekisui Chemical Co. Ltd.	159,980	2,713,975
Shimamura Co. Ltd.	47,125	2,690,389
Shionogi & Co. Ltd.	176,322	2,640,304
Subaru Corp.	141,651	2,497,946
Suntory Beverage & Food Ltd.	84,308	2,781,225
Suzuki Motor Corp.	217,222	2,621,320
Toyota Tsusho Corp.	159,639	2,653,377
Yamaha Motor Co. Ltd.	324,102	2,575,702
Yokohama Rubber Co. Ltd.	121,938	2,798,257
		61,677,773

Norway - 3.9%
Equinor ASA	118,787	3,146,178
Golden Ocean Group Ltd.	274,873	2,193,487
		5,339,665

Portugal - 2.1%
Galp Energia SGPS SA	163,618	2,871,422

Singapore - 1.9%
Hafnia Ltd.	640,670	2,630,713

United Kingdom - 15.8%
Associated British Foods PLC	113,108	2,790,662
Centrica PLC	1,442,109	2,782,171
easyJet PLC	426,362	2,435,992
Imperial Brands PLC	76,709	2,838,909
Johnson Matthey PLC	150,104	2,567,206
Shell PLC	81,610	2,978,121
The accompanying notes are an integral part of these financial statements.

6

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
United Kingdom - 15.8% (Continued)
SSE PLC	141,550	$2,914,598
Tesco PLC	565,713	2,428,326
		21,735,985
TOTAL COMMON STOCKS (Cost $133,299,472)		135,078,808

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.27% (d)	548,609	548,609
TOTAL SHORT-TERM INVESTMENTS (Cost $548,609)		548,609

TOTAL INVESTMENTS - 98.4% (Cost $133,848,081)		$135,627,417
Other Assets in Excess of Liabilities - 1.6%		2,266,682
TOTAL NET ASSETS - 100.0%		$137,894,099

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,561,405 or 1.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 1.9%
Howmet Aerospace, Inc.	44,551	$5,779,601

Application Software - 5.8%
Fair Isaac Corp. (a)	3,152	5,812,792
Guidewire Software, Inc. (a)	30,801	5,770,875
InterDigital, Inc.	27,430	5,671,153
		17,254,820

Asset Management & Custody Banks - 3.9%
Bank of New York Mellon Corp.	69,553	5,833,410
StepStone Group, Inc. - Class A	110,832	5,788,755
		11,622,165

Biotechnology - 5.8%
ADMA Biologics, Inc. (a)	286,307	5,680,331
Gilead Sciences, Inc.	51,490	5,769,455
Natera, Inc. (a)	40,198	5,684,399
		17,134,185

Broadcasting - 2.0%
Fox Corp. - Class A	105,659	5,980,299

Cable & Satellite - 2.0%
EchoStar Corp. - Class A (a)	229,502	5,870,661

Communications Equipment - 2.0%
F5, Inc. (a)	21,905	5,832,644

Consumer Electronics - 2.0%
Garmin Ltd.	27,097	5,883,572

Consumer Staples Merchandise Retail - 2.0%
Walmart, Inc.	67,782	5,950,582

Diversified Financial Services - 2.0%
Equitable Holdings, Inc.	112,334	5,851,478

Electric Utilities - 3.9%
Entergy Corp.	68,349	5,843,156
NRG Energy, Inc.	60,608	5,785,640
		11,628,796

The accompanying notes are an integral part of these financial statements.

8

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electronic Components - 1.9%
Corning, Inc.	126,354	$5,784,486

Food Retail - 2.0%
Sprouts Farmers Market, Inc. (a)	39,041	5,959,218

Health Care Equipment - 3.9%
Boston Scientific Corp. (a)	58,202	5,871,418
Globus Medical, Inc. - Class A (a)	80,012	5,856,878
		11,728,296

Health Care Technology - 1.9%
Doximity, Inc. - Class A (a)	99,628	5,781,413

Hotels, Resorts & Cruise Lines - 1.9%
Royal Caribbean Cruises Ltd.	27,795	5,710,205

Interactive Home Entertainment - 1.9%
ROBLOX Corp. - Class A (a)	97,888	5,705,892

Internet Services & Infrastructure - 1.9%
Twilio, Inc. - Class A (a)	58,527	5,730,379

Investment Banking & Brokerage - 3.9%
Goldman Sachs Group, Inc.	10,647	5,816,350
Interactive Brokers Group, Inc. - Class A	35,104	5,812,871
		11,629,221

Life & Health Insurance - 2.0%
Unum Group	72,286	5,888,418

Movies & Entertainment - 5.8%
Netflix, Inc. (a)	6,177	5,760,238
Spotify Technology SA (a)	10,266	5,646,608
TKO Group Holdings, Inc.	38,867	5,939,266
		17,346,112

Oil & Gas Exploration & Production - 2.0%
Texas Pacific Land Corp.	4,405	5,836,581

Oil & Gas Storage & Transportation - 7.8%
DT Midstream, Inc.	59,810	5,770,469
Kinder Morgan, Inc.	203,803	5,814,499
The accompanying notes are an integral part of these financial statements.

9

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 7.8% (Continued)
Targa Resources Corp.	29,329	$5,879,585
Williams Cos., Inc.	97,553	5,829,767
		23,294,320

Packaged Foods & Meats - 1.9%
Cal-Maine Foods, Inc.	63,309	5,754,788

Paper & Plastic Packaging Products & Materials - 2.0%
International Paper Co.	108,812	5,805,120

Pharmaceuticals - 4.1%
Corcept Therapeutics, Inc. (a)	106,263	12,137,360

Real Estate Services - 2.0%
CBRE Group, Inc. - Class A (a)	44,757	5,853,320

Restaurants - 2.0%
Brinker International, Inc. (a)	39,210	5,844,250

Soft Drinks & Non-alcoholic Beverages - 2.0%
Primo Brands Corp.	164,351	5,832,817

Steel - 1.9%
Carpenter Technology Corp.	31,808	5,762,973

Systems Software - 3.8%
Commvault Systems, Inc. (a)	35,671	5,627,457
Fortinet, Inc. (a)	59,980	5,773,675
		11,401,132

Tobacco - 2.0%
Philip Morris International, Inc.	37,372	5,932,058

Trading Companies & Distributors - 1.9%
FTAI Aviation Ltd.	51,608	5,730,036

Transaction & Payment Processing Services - 3.9%
Fiserv, Inc. (a)	26,707	5,897,707
Shift4 Payments, Inc. - Class A (a)(b)	68,504	5,597,462
		11,495,169

The accompanying notes are an integral part of these financial statements.

10

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc.	21,726	$5,794,541
TOTAL COMMON STOCKS (Cost $279,680,811)		296,526,908

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)
First American Government Obligations Fund - Class X, 4.27% (d)	112,450	112,450

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27% (d)	750,438	750,438
TOTAL SHORT-TERM INVESTMENTS (Cost $862,888)		862,888

TOTAL INVESTMENTS - 100.0% (Cost $280,543,699)		$297,389,796
Liabilities in Excess of Other Assets - (0.0)% (c)		(79,320)
TOTAL NET ASSETS - 100.0%		$297,310,476

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $106,223, which represented 0.0% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

11

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Australia - 12.4%
Aristocrat Leisure Ltd.	40,894	$1,639,204
HUB24 Ltd.	38,909	1,658,589
Insurance Australia Group Ltd.	355,099	1,710,727
JB Hi-Fi Ltd.	32,720	1,897,923
Pro Medicus Ltd.	11,536	1,440,144
Qantas Airways Ltd.	299,130	1,691,552
Telix Pharmaceuticals Ltd. (a)	99,905	1,655,532
		11,693,671

Belgium - 1.9%
UCB SA	10,090	1,775,659

Germany - 15.0%
Commerzbank AG	87,017	1,973,104
Deutsche Bank AG	88,845	2,096,212
MTU Aero Engines AG	5,447	1,886,522
Rheinmetall AG	1,811	2,582,919
SAP SE	6,865	1,814,217
Siemens Energy AG (a)	33,337	1,940,792
Zalando SE (a)(b)	52,283	1,795,513
		14,089,279

Hong Kong - 1.6%
SUNeVision Holdings Ltd.	1,680,553	1,479,389

Israel - 5.1%
Bank Hapoalim BM	137,927	1,857,573
Global-e Online Ltd. (a)	44,029	1,569,634
ZIM Integrated Shipping Services Ltd.	91,628	1,336,852
		4,764,059

Italy - 10.5%
Intesa Sanpaolo SpA	382,859	1,959,813
Leonardo SpA	45,836	2,221,892
Poste Italiane SpA (b)	118,224	2,100,345
Prysmian SpA	31,845	1,734,101
Saipem SpA (a)	809,028	1,872,957
		9,889,108

Japan - 25.3%(c)
Asics Corp.	83,676	1,754,524
DeNA Co. Ltd. (a)(d)	71,353	1,669,771
Kawasaki Heavy Industries Ltd.	36,394	2,166,315
The accompanying notes are an integral part of these financial statements.

12

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.8% (CONTINUED)	Shares	Value
Japan - 25.3%(c) (Continued)
Mizuho Financial Group, Inc.	66,544	$1,797,251
NS Solutions Corp.	71,623	1,830,806
Obayashi Corp.	139,907	1,850,627
Rakuten Bank Ltd. (a)	49,329	2,116,026
Recruit Holdings Co. Ltd.	30,608	1,562,541
Round One Corp.	248,605	1,632,615
Sanrio Co. Ltd.	44,278	2,028,068
SBI Sumishin Net Bank Ltd.	66,284	1,796,416
Sompo Holdings, Inc.	62,752	1,891,471
Tomy Co. Ltd.	75,419	1,742,798
		23,839,229

Netherlands - 1.9%
Argenx SE (a)	3,024	1,767,687

Norway - 2.4%
Kongsberg Gruppen ASA	15,421	2,249,968

Singapore - 4.1%
Sea Ltd. - ADR (a)	14,974	1,953,957
Singapore Telecommunications Ltd.	763,876	1,950,128
		3,904,085

Spain - 2.3%
CaixaBank SA	273,939	2,125,019

Sweden - 3.7%
Spotify Technology SA (a)	3,184	1,751,295
Telefonaktiebolaget LM Ericsson - Class B	228,548	1,766,212
		3,517,507

Switzerland - 1.7%
Galderma Group AG (a)	15,552	1,644,852

United Kingdom - 7.9%
3i Group PLC	37,464	1,749,939
HSBC Holdings PLC	160,685	1,813,918
Imperial Brands PLC	52,984	1,960,875
Rolls-Royce Holdings PLC (a)	195,954	1,895,904
		7,420,636
TOTAL COMMON STOCKS (Cost $85,200,617)		90,160,148

The accompanying notes are an integral part of these financial statements.

13

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

PREFERRED STOCKS - 2.3%	Shares	Value
Germany - 2.3%
Jungheinrich AG	62,261	$2,159,723
TOTAL PREFERRED STOCKS (Cost $1,919,135)		2,159,723

SHORT-TERM INVESTMENTS - 2.5%
Investments Purchased with Proceeds from Securities Lending - 1.6%
First American Government Obligations Fund - Class X, 4.27% (e)	1,551,149	1,551,149

Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.27% (e)	798,555	798,555
TOTAL SHORT-TERM INVESTMENTS (Cost $2,349,704)		2,349,704

TOTAL INVESTMENTS - 100.6% (Cost $89,469,456)		$94,669,575
Liabilities in Excess of Other Assets - (0.6)%		(585,758)
TOTAL NET ASSETS - 100.0%		$94,083,817

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,895,858 or 4.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $1,394,963, which represented 1.5% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

14

ALPHA ARCHITECT GLOBAL FACTOR EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6% (a)	Shares	Value
Alpha Architect International Quantitative Momentum ETF	131,427	$3,707,556
Alpha Architect International Quantitative Value ETF	113,400	2,896,236
Alpha Architect US Quantitative Momentum ETF (b)(c)	107,916	6,410,210
Alpha Architect US Quantitative Value ETF (c)	130,718	5,575,123
TOTAL EXCHANGE TRADED FUNDS (Cost $17,196,697)		18,589,125

SHORT-TERM INVESTMENTS - 1.3%
Investments Purchased with Proceeds from Securities Lending - 0.9%
First American Government Obligations Fund - Class X, 4.27% (d)	165,900	165,900

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.27% (d)	71,683	71,683
TOTAL SHORT-TERM INVESTMENTS (Cost $237,583)		237,583

TOTAL INVESTMENTS - 100.9% (Cost $17,434,280)		$18,826,708
Liabilities in Excess of Other Assets - (0.9)%		(165,338)
TOTAL NET ASSETS - 100.0%		$18,661,370

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $166,320, which represented 0.9% of net assets.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

15

ALPHA ARCHITECT HIGH INFLATION AND DEFLATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 74.3%	Shares	Value
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF (a)	441,682	$9,584,499
Schwab Intermediate-Term U.S. Treasury ETF (a)	387,280	9,627,781
Vanguard Real Estate ETF	98,136	8,885,234
TOTAL EXCHANGE TRADED FUNDS (Cost $27,326,587)		28,097,514

SHORT-TERM INVESTMENTS - 25.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.27% (b)	259,576	259,576

U.S. Treasury Bills - 25.0%	Par
4.11%, 09/04/2025 (c)	$9,612,000	9,441,851
TOTAL SHORT-TERM INVESTMENTS (Cost $9,704,324)		9,701,427

TOTAL INVESTMENTS - 100.0% (Cost $37,030,911)		$37,798,941
Liabilities in Excess of Other Assets - (0.0)% (d)		(4,065)
TOTAL NET ASSETS - 100.0%		$37,794,876

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	The rate shown is the annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

16

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

PURCHASED OPTIONS - 128.8%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 5.3%
Invesco QQQ Trust Series		–	$–
Expiration: 03/31/2025; Exercise Price: $10,005.01	$281,352	6	$—
Expiration: 06/30/2025; Exercise Price: $10,005.01	281,352	6	60
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10.01	18,347,992	328	17,968,496

Put Options - 123.5%
Invesco QQQ Trust Series 1		–	$–
Expiration: 03/31/2025; Exercise Price: $15.01	281,352	6	—
Expiration: 06/30/2025; Exercise Price: $15.01	281,352	6	60
S&P 500 Index
Expiration: 04/11/2025; Exercise Price: $5,700.00	7,856,590	14	185,640
Expiration: 04/17/2025; Exercise Price: $2,700.00	942,790,800	1,680	33,600
Expiration: 05/16/2025; Exercise Price: $2,700.00	1,964,147,500	3,500	253,750
Expiration: 06/20/2025; Exercise Price: $11,000.00	120,654,775	215	113,933,875
Expiration: 06/20/2025; Exercise Price: $2,700.00	1,960,780,390	3,494	742,475
Expiration: 07/18/2025; Exercise Price: $2,700.00	2,012,409,410	3,586	1,308,890
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10,010.01	18,347,992	328	306,725,264
TOTAL PURCHASED OPTIONS (Cost $440,300,563)			441,152,110

SHORT-TERM INVESTMENTS - 0.1%		Shares
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27% (d)		438,749	438,749
TOTAL SHORT-TERM INVESTMENTS (Cost $438,749)			438,749

TOTAL INVESTMENTS - 128.9% (Cost $440,739,312)			$441,590,859
Liabilities in Excess of Other Assets - (28.9)%			(98,972,567)
TOTAL NET ASSETS - 100.0%			$342,618,292

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

17

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (28.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $15.01	$(281,352)	(6)	$(272,100)
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10,010.01	(18,347,992)	(328)	(3,280)
Total Call Options			(275,380)

Put Options - (28.7)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $10,005.01	(281,352)	(6)	(5,653,686)
S&P 500 Index		—	—
Expiration: 04/11/2025; Exercise Price: $5,730.00	(7,856,590)	(14)	(213,710)
Expiration: 06/20/2025; Exercise Price: $10,000.00	(120,654,775)	(215)	(92,559,650)
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10.01	(18,347,992)	(328)	(3,280)
Total Put Options			(98,430,326)
TOTAL WRITTEN OPTIONS (Premiums received $98,092,092)			$(98,705,706)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

18

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

PURCHASED OPTIONS - 100.1%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 5.5%
Invesco QQQ Trust Series
Expiration: 03/31/2025; Exercise Price: $10,005.01	$468,920	10	$—
Expiration: 06/30/2025; Exercise Price: $10,005.01	375,136	8	80
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10.01	326,292,187	5,833	319,543,406

Put Options - 94.6%
Invesco QQQ Trust Series 1
Expiration: 03/31/2025; Exercise Price: $15.01	468,920	10	—
Expiration: 06/30/2025; Exercise Price: $15.01	375,136	8	80
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10,010.01	326,292,187	5,833	5,454,659,954
TOTAL PURCHASED OPTIONS (Cost $5,760,391,492)			5,774,203,520

SHORT-TERM INVESTMENTS - 0.0%(d)		Shares
Money Market Funds - 0.0%(d)
First American Government Obligations Fund - Class X, 4.27% (e)		413,225	413,225
TOTAL SHORT-TERM INVESTMENTS (Cost $413,225)			413,225

TOTAL INVESTMENTS - 100.1% (Cost $5,760,804,717)			$5,774,616,745
Liabilities in Excess of Other Assets - (0.1)%			(6,710,329)
TOTAL NET ASSETS - 100.0%			$5,767,906,416
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.

19

ALPHA ARCHITECT 1-3 MONTH BOX ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $15.01	$(375,136)	(8)	$(362,800)
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10,010.01	(326,292,187)	(5,833)	(58,330)
Total Call Options			(421,130)

Put Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $10,005.01	(375,136)	(8)	(7,538,248)
SPDR S&P 500 ETF Trust, Expiration: 06/20/2025; Exercise Price: $10.01	(326,292,187)	(5,833)	(58,330)
Total Put Options			(7,596,578)
TOTAL WRITTEN OPTIONS (Premiums received $7,899,397)			$(8,017,708)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

20

ALPHA ARCHITECT AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

PURCHASED OPTIONS - 122.1%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 111.0%
iShares Core U.S. Aggregate Bond ETF, Expiration: 06/20/2025; Exercise Price: $1.01	$9,199,560	930	$9,020,767
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $1,001.01	223,756	4	1
Expiration: 03/20/2026; Exercise Price: $10.01	55,939	1	54,320

Put Options - 11.1%
SPDR S&P 500 ETF Trust		—	—
Expiration: 06/20/2025; Exercise Price: $1.01	223,756	4	—
Expiration: 03/20/2026; Exercise Price: $10,010.01	55,939	1	905,103
TOTAL PURCHASED OPTIONS (Cost $9,926,054)			9,980,191

TOTAL INVESTMENTS - 122.1% (Cost $9,926,054)			$9,980,191
Liabilities in Excess of Other Assets - (22.1)%			(1,807,816)
TOTAL NET ASSETS - 100.0%			$8,172,375
two			—
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.

SCHEDULE OF WRITTEN OPTIONS
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (23.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (21.2)%
iShares Core U.S. Aggregate Bond ETF, Expiration: 06/20/2025; Exercise Price: $16.01	$(1,820,128)	(184)	$(1,511,558)
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $1.01	(223,756)	(4)	(222,355)
Expiration: 03/20/2026; Exercise Price: $10,010.01	(55,939)	(1)	—
Total Call Options			(1,733,913)

Put Options - (2.1)%
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $1,001.01	(223,756)	(4)	(173,484)
Expiration: 03/20/2026; Exercise Price: $10.01	(55,939)	(1)	—
Total Put Options			(173,484)
TOTAL WRITTEN OPTIONS (Premiums received $1,902,276)			$(1,907,397)
Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

21

ALPHA ARCHITECT ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF
ASSETS:
Investments in securities, at value (See Note 2)	$358,773,383	$135,627,417	$297,389,796
Foreign currency, at value	—	13,491	—
Receivable for fund shares sold	—	7,590,360	—
Interest receivable	3,044	1,123	3,128
Dividends receivable	207,937	1,151,191	103,128
Dividend tax reclaims receivable	—	573,596	—
Security lending income receivable (See Note 4)	60	33	3
Total assets	358,984,424	144,957,211	297,496,055

LIABILITIES:
Payable for investments purchased	—	7,018,634	—
Payable to adviser (See Note 3)	89,077	44,478	73,129
Payable upon return of securities loaned	—	—	112,450
Total liabilities	89,077	7,063,112	185,579
NET ASSETS	$358,895,347	$137,894,099	$297,310,476

NET ASSETS CONSISTS OF:
Paid-in capital	$506,827,832	$253,032,117	$415,616,462
Total distributable earnings (accumulated deficit)	(147,932,485)	(115,138,018)	(118,305,986)
Total net assets	$358,895,347	$137,894,099	$297,310,476

Net assets	$358,895,347	$137,894,099	$297,310,476
Shares issued and outstanding(a)	8,410,000	5,450,000	5,010,000
Net asset value per share	$42.67	$25.30	$59.34

COST:
Investments, at cost	$365,383,432	$133,848,081	$280,543,699
Foreign currency, at cost	$—	$13,175	$—

LOANED SECURITIES:
at value (included in investments)	$—	$—	$106,223

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Global Factor Equity ETF	Alpha Architect High Inflation and Deflation ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$94,669,575	$237,583	$37,798,941
Investments in affiliated securities, at value (See Note 2 and 6)	—	18,589,125	—
Receivable for fund shares sold	7,021,175	—	—
Interest receivable	2,409	227	622
Dividends receivable	455,796	—	—
Dividend tax reclaims receivable	146,143	—	—
Security lending income receivable (See Note 4)	111	1,079	1,337
Total assets	102,295,209	18,828,014	37,800,900

LIABILITIES:
Payable for investments purchased	6,611,715	—	—
Payable to adviser, net (See Note 3)	28,980	744	6,024
Payable upon return of securities loaned	1,551,149	165,900	—
Payable to custodian	19,548	—	—
Total liabilities	8,211,392	166,644	6,024
NET ASSETS	$94,083,817	$18,661,370	$37,794,876

NET ASSETS CONSISTS OF:
Paid-in capital	$183,489,461	$43,701,976	$38,806,581
Total distributable earnings (accumulated deficit)	(89,405,644)	(25,040,606)	(1,011,705)
Total net assets	$94,083,817	$18,661,370	$37,794,876

Net assets	$94,083,817	$18,661,370	$37,794,876
Shares issued and outstanding(a)	3,350,000	760,000	1,660,000
Net asset value per share	$28.08	$24.55	$22.77

COST:
Investments in unaffiliated securities, at cost	$89,469,456	$237,583	$37,030,911
Investments in affiliated securities, at cost	$—	$17,196,697	$—

LOANED SECURITIES:
at value (included in investments)	$1,394,963	$166,320	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Alpha Architect Tail Risk ETF	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF
ASSETS:
Investments in securities, at value (See Note 2)	$441,590,859	$5,774,616,745	$9,980,191
Cash	—	—	2,335
Receivable for fund shares sold	—	51,280,202	—
Receivable for investments sold	11,765,607	15,168	395,944
Interest receivable	1,891	3,021	3,650
Deposit at broker for option contracts	—	1,511,977	3,658,484
Total assets	453,358,357	5,827,427,113	14,040,604

LIABILITIES:
Written option contracts, at value (See Note 2)	98,705,706	8,017,708	1,907,397
Payable for investments purchased	10,745,654	50,586,724	3,959,293
Due to broker	1,109,865	—	—
Payable to adviser, net (See Note 3)	178,840	916,265	—
Payable for capital shares redeemed	—	—	1,539
Total liabilities	110,740,065	59,520,697	5,868,229
NET ASSETS	$342,618,292	$5,767,906,416	$8,172,375

NET ASSETS CONSISTS OF:
Paid-in capital	$401,622,837	$5,661,524,471	$8,043,902
Total distributable earnings (accumulated deficit)	(59,004,545)	106,381,945	128,473
Total net assets	$342,618,292	$5,767,906,416	$8,172,375

Net assets	$342,618,292	$5,767,906,416	$8,172,375
Shares issued and outstanding(a)	3,893,847	51,740,000	80,000
Net asset value per share	$87.99	$111.48	$102.15

COST:
Investments in securities, at cost	$440,739,312	$5,760,804,717	$9,926,054

PROCEEDS:
Written options premium received	$98,092,092	$7,899,397	$1,902,276

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

		Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF
INVESTMENT INCOME:
Dividend income		$2,907,369	$2,628,657	$1,052,377
Less: Dividend withholding taxes		—	(250,535)	—
Less: Issuance fees		(477)	—	—
Interest income		23,908	10,542	21,747
Securities lending income (See Note 4)		287	540	3
Total investment income		2,931,087	2,389,204	1,074,127

EXPENSES:
Investment advisory fees (See Note 3)		548,224	265,277	434,165
Net expenses		548,224	265,277	434,165
NET INVESTMENT INCOME/(LOSS)		2,382,863	2,123,927)	639,962

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:	)
Investments in securities	)	(33,130,878))	(10,245,275))	(41,225,384)
In-kind redemptions		39,389,643	5,216,235	34,423,043
Foreign currency translation		—)	(180,192))	—
Net realized gain (loss))		6,258,765	(5,209,232)	(6,802,341)

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	)	(35,228,941))	974,196	(17,086,887)
Foreign currency translation		—)	(1,931)	—
Net change in unrealized appreciation (depreciation))		(35,228,941))	972,265)	(17,086,887)
Net realized and unrealized gain (loss))		(28,970,176)	(4,236,967)	(23,889,228)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	)	$(26,587,313)	$(2,113,040)	$(23,249,266)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

		Alpha Architect International Quantitative Momentum ETF	Alpha Architect Global Factor Equity ETF	Alpha Architect High Inflation and Deflation ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities		$1,298,856	$—	$396,728
Dividend income from affiliated securities		—	378,591	—
Less: Dividend withholding taxes		(364,869)	—	—
Interest income		11,659	17,783	276,057
Securities lending income (See Note 4)		568	22,073	1,516
Total investment income		946,214	418,447	674,301

EXPENSES:
Investment advisory fee (See Note 3)		160,317	34,452	48,622
Total expenses		160,317	34,452	48,622
Expense reimbursement by Adviser (See Note 3)		—	(6,188))	(8,759)
Net expenses		160,317	28,264	39,863
NET INVESTMENT INCOME/(LOSS)		785,897	390,183	634,438

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:	)
Investments in unaffiliated securities	)	(3,682,043)	—	(568,709)
Investments in affiliated securities		—	668	—
In-kind redemptions		5,349,741	846,056	782
Securities sold short		—	(473,484))	—
Foreign currency translation		(102,833)	—	—
Net realized gain (loss))		1,564,865	373,240	(567,927)
		‘
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	)	(786,313)	—)	(315,923)
Investments in affiliated securities		—	(1,840,601)	—
Foreign currency translation		(15,989)	—	—
Net change in unrealized appreciation (depreciation))		(802,302)	(1,840,601))	(315,923)
Net realized and unrealized gain (loss))		762,563	(1,467,361))	(883,850)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	)	$1,548,460	$(1,077,178))	$(249,412)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

	Alpha Architect Tail Risk ETF	Alpha Architect 1-3 Month Box ETF	Alpha Architect Aggregate Bond ETF(a)
INVESTMENT INCOME:
Interest income	21,456	31,903	5,773
Total investment income	21,456	31,903	5,773

EXPENSES:
Investment advisory fee (See Note 3)	935,435	6,449,826	3,115
Total expenses	935,435	6,449,826	3,115
Expense reimbursement by Adviser (See Note 3)	(10,065)	(1,881,719)	—
Net expenses	925,370	4,568,107	3,115
NET INVESTMENT INCOME/(LOSS)	(903,914)	(4,536,204)	2,658

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(6,531,650)	(2,732,553)	1,473
Investments in affiliated securities	1,150,811	—	—
In-kind redemptions	7,155,445	88,289,398	76,934
Written option contracts	4,127,885	(3,098,193)	(1,627)
Securities sold short	—	—	19
Net realized gain (loss)	5,902,491	82,458,652	76,799

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	2,253,073	(9,743,204)	54,137
Written option contracts	(2,319,835)	40,483,853	(5,121)
Net change in unrealized appreciation (depreciation)	(66,762)	30,740,649	49,016
Net realized and unrealized gain (loss)	5,835,729	113,199,301	125,815
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,931,815	$108,663,097	$128,473

 (a) Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS
Net investment income (loss)	$2,382,863	$6,111,996	$2,123,927	$4,974,075
Net realized gain (loss)	6,258,765	55,313,182	(5,209,232)	16,741,365
Net change in unrealized appreciation (depreciation)	(35,228,941)	10,986,491	972,265	(3,378,686)
Net increase (decrease) in net assets from operations	(26,587,313)	72,411,669	(2,113,040)	18,336,754

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,600,172)	(5,758,591)	(1,636,231)	(5,691,752)
Total distributions to shareholders	(2,600,172)	(5,758,591)	(1,636,231)	(5,691,752)

CAPITAL TRANSACTIONS:
Subscriptions	200,729,454	466,179,689	36,257,550	177,186,999
Redemptions	(188,868,100)	(434,464,143)	(45,373,180)	(190,750,707)
Net increase (decrease) in net assets from capital transactions	11,861,354	31,715,546	(9,115,630)	(13,563,708)

NET INCREASE (DECREASE) IN NET ASSETS	(17,326,131)	98,368,624	(12,864,901)	(918,706)

NET ASSETS:
Beginning of the period	376,221,478	277,852,854	150,759,000	151,677,706
End of the period	$358,895,347	$376,221,478	$137,894,099	$150,759,000

SHARES TRANSACTIONS
Subscriptions	4,340,000	11,170,000	1,450,000	7,000,000
Redemptions	(4,090,000)	(10,490,000)	(1,850,000)	(7,575,000)
Total increase (decrease) in shares outstanding	250,000	680,000	(400,000)	(575,000)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Momentum ETF			Alpha Architect International Quantitative Momentum ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024		Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$639,962	$862,655		$785,897	$1,625,637
Net realized gain (loss)	(6,802,341)	39,100,637		1,564,865	4,845,741
Net change in unrealized appreciation (depreciation)	(17,086,887)	34,363,108		(802,302)	7,815,055
Net increase (decrease) in net assets from operations	(23,249,266)	74,326,400		1,548,460	14,286,433

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,126,144)	(1,434,103)		(3,480,319)	(2,136,152)
Total distributions to shareholders	(4,126,144)	(1,434,103)		(3,480,319)	(2,136,152)

CAPITAL TRANSACTIONS:
Subscriptions	236,431,154	404,714,536		40,337,232	134,028,213
Redemptions	(164,308,989)	(370,364,114)		(26,973,877)	(137,550,133)
ETF Transaction fess (See Note 1)	3	—		—	—
Net increase (decrease) in net assets from capital transactions	72,122,168	34,350,422		13,363,355	(3,521,920)

NET INCREASE (DECREASE) IN NET ASSETS	44,746,758	107,242,719		11,431,496	8,628,361

NET ASSETS:
Beginning of the period	252,563,718	145,320,999		82,652,321	74,023,960
End of the period	$297,310,476	$252,563,718		$94,083,817	$82,652,321

SHARES TRANSACTIONS
Subscriptions	3,520,000	7,540,000		1,425,000	4,850,000
Redemptions	(2,450,000)	(6,970,000)		(950,000)	(5,000,000)
Total increase (decrease) in shares outstanding	1,070,000	570,000	—	475,000	(150,000)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Global Factor Equity ETF		Alpha Architect High Inflation and Deflation ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$390,183	$616,888	$634,438	$848,947
Net realized gain (loss)	373,240	2,223,575	(567,927)	(968,955)
Net change in unrealized appreciation (depreciation)	(1,840,601)	2,946,404	(315,923)	1,110,402
Net increase (decrease) in net assets from operations	(1,077,178)	5,786,867	(249,412)	990,394

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(535,815)	(1,247,610)	(955,189)	(665,962)
Total distributions to shareholders	(535,815)	(1,247,610)	(955,189)	(665,962)

CAPITAL TRANSACTIONS:
Subscriptions	1,569,828	2,824,066	8,949,803	17,879,432
Redemptions	(3,083,451)	(20,648,759)	(221,517)	(4,485,245)
ETF Transaction fess (See Note 1)	261	—	368	1,905
Net increase (decrease) in net assets from capital transactions	(1,513,362)	(17,824,693)	8,728,654	13,396,092

NET INCREASE (DECREASE) IN NET ASSETS	(3,126,355)	(13,285,436)	7,524,053	13,720,524

NET ASSETS:
Beginning of the period	21,787,725	35,073,161	30,270,823	16,550,299
End of the period	$18,661,370	$21,787,725	$37,794,876	$30,270,823

SHARES TRANSACTIONS
Subscriptions	60,000	130,000	390,000	770,000
Redemptions	(120,000)	(870,000)	(10,000)	(190,000)
Total increase (decrease) in shares outstanding	(60,000)	(740,000)	380,000	580,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Alpha Architect Tail Risk ETF		Alpha Architect 1-3 Month Box ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$(903,914)	$(912,440)	$(4,536,204)	$(3,942,585)
Net realized gain (loss)	5,902,491	(2,895,070)	82,458,652	132,948,958
Capital Gain Distributions from Investment Companies	—	90,426	—	—
Net change in unrealized appreciation (depreciation)	(66,762)	15,170,358	30,740,649	(21,953,490)
Net increase (decrease) in net assets from operations	4,931,815	11,453,274	108,663,097	107,052,883

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	—	—	(10,281,074)
Total distributions to shareholders	—	—	—	(10,281,074)

CAPITAL TRANSACTIONS:
Subscriptions	132,736,628	167,856,362	1,858,118,065	3,626,281,994
Redemptions	(43,605,129)	(95,408,522)	(167,874,001)	(298,731,150)
ETF Transaction fess (See Note 1)	30,146	33,670	45,790	161,462
Net increase (decrease) in net assets from capital transactions	89,161,645	72,481,510	1,690,289,854	3,327,712,306

NET INCREASE (DECREASE) IN NET ASSETS	94,093,460	83,934,784	1,798,952,951	3,424,484,115

NET ASSETS:
Beginning of the period	248,524,832	164,590,048	3,968,953,465	544,469,350
End of the period	$342,618,292	$248,524,832	$5,767,906,416	$3,968,953,465

SHARES TRANSACTIONS
Subscriptions	1,520,000	1,970,000	16,820,000	33,990,000
Redemptions	(500,000)	(1,120,000)	(1,520,000)	(2,780,000)
Total increase (decrease) in shares outstanding	1,020,000	850,000	15,300,000	31,210,000

(a)	For the period November 1, 2023 to September 30, 2024. See Note 1.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

Alpha Architect Aggregate Bond ETF
Period Ended March 31, 2025(a) (Unaudited)
Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income (loss)	$2,658
Net realized gain (loss)	76,799
Net change in unrealized appreciation (depreciation)	49,016
Net increase (decrease) in net assets from operations	128,473

CAPITAL TRANSACTIONS:
Subscriptions	11,097,139
Redemptions	(3,055,498)
ETF Transaction fess (See Note 1)	2,261
Net increase (decrease) in net assets from capital transactions	8,043,902

NET INCREASE (DECREASE) IN NET ASSETS	8,172,375

NET ASSETS:
Beginning of the period	—
End of the period	$8,172,375

SHARES TRANSACTIONS
Subscriptions	110,000
Redemptions	(30,000)
Total increase (decrease) in shares outstanding	80,000

(a) Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Alpha Architect U.S. Quantitative Value ETF
3/31/2025(f)	$46.11	0.28	(3.41)	(3.13)	(0.31)	–	–	(0.31)	—	$42.67	-6.79%	$358,895	0.29%	0.29%	1.26%	193%
9/30/2024	$37.15	0.79	8.92	9.71	(0.75)	–	–	(0.75)	—	$46.11	26.33%	$376,221	0.32%	0.32%	1.90%	223%
9/30/2023	$29.18	0.78	8.00	8.78	(0.81)	–	–	(0.81)	—	$37.15	30.39%	$277,853	0.42%	0.42%	2.27%	101%
9/30/2022	$34.15	0.60	(4.94)	(4.34)	(0.63)	–	–	(0.63)	—	$29.18	-12.99%	$187,902	0.49%	0.49%	1.73%	89%
9/30/2021	$24.44	0.42	9.74	10.16	(0.45)	–	–	(0.45)	—	$34.15	41.82%	$213,768	0.49%	0.49%	1.33%	44%
9/30/2020	$27.86	0.59	(3.51)	(2.92)	(0.50)	–	–	(0.50)	—	$24.44	-10.52%	$113,653	0.49%	0.49%	2.36%	78%

Alpha Architect International Quantitative Value ETF
3/31/2025(f)	$25.77	0.39	(0.56)	(0.17)	(0.30)	–	–	(0.30)	—	$25.30	-0.59%	$137,894	0.39%	0.39%	3.12%	133%
9/30/2024	$23.61	0.83	2.28	3.11	(0.95)	–	–	(0.95)	—	$25.77	13.38%	$150,759	0.42%	0.42%	3.32%	155%
9/30/2023	$20.28	1.25	4.79	6.04	(2.71)	–	–	(2.71)	—	$23.61	30.86%	$151,678	0.52%	0.52%	5.36%	74%
9/30/2022	$27.13	1.54	(7.72)	(6.18)	(0.67)	–	–	(0.67)	—	$20.28	-23.33%	$105,472	0.59%	0.59%	6.14%	124%
9/30/2021	$24.69	0.78	2.19	2.97	(0.53)	–	–	(0.53)	—	$27.13	12.00%	$133,633	0.60%	0.60%	2.78%	103%
9/30/2020	$26.76	0.58	(2.05)	(1.47)	(0.60)	–	–	(0.60)	—	$24.69	-5.47%	$92,569	0.59%	0.59%	2.26%	76%

Alpha Architect U.S. Quantitative Momentum ETF
3/31/2025(f)	$64.10	0.14	(4.00)	(3.86)	(0.90)	–	–	(0.90)	0.00(g)	$59.34	-6.15%	$297,310	0.29%	0.29%	0.43%	245%
9/30/2024	$43.12	0.24	21.18	21.42	(0.44)	–	–	(0.44)	—	$64.10	49.97%	$252,564	0.32%	0.32%	0.44%	363%
9/30/2023	$44.12	0.64	(0.91)	(0.27)	(0.73)	–	–	(0.73)	—	$43.12	-0.71%	$145,321	0.42%	0.42%	1.39%	193%
9/30/2022	$49.20	0.82	(5.84)	(5.02)	(0.06)	–	–	(0.06)	—	$44.12	-10.20%	$91,339	0.49%	0.49%	1.72%	125%
9/30/2021	$41.89	(0.07)	7.38	7.31	–	–	–	–	—	$49.20	17.45%	$85,114	0.49%	0.49%	(0.13)%	120%
9/30/2020	$30.02	0.06	11.85	11.91	(0.02)	–	(0.02)	(0.04)	—	$41.89	39.79%	$73,308	0.49%	0.49%	0.18%	84%

Alpha Architect International Quantitative Momentum ETF
3/31/2025(f)	$28.75	0.27	0.26	0.53	(1.20)	–	–	(1.20)	—	$28.08	2.10%	$94,084	0.39%	0.39%	1.91%	193%
9/30/2024	$24.47	0.56	4.50	5.06	(0.78)	–	–	(0.78)	—	$28.75	21.01%	$82,652	0.42%	0.42%	2.06%	219%
9/30/2023	$22.87	0.95	2.16	3.11	(1.51)	–	–	(1.51)	—	$24.47	13.50%	$74,024	0.52%	0.52%	3.72%	140%
9/30/2022	$34.24	1.41	(12.42)	(11.01)	(0.36)	–	–	(0.36)	—	$22.87	-32.52%	$55,451	0.59%	0.59%	4.86%	187%
9/30/2021	$28.63	0.28	5.40	5.68	(0.07)	–	–	(0.07)	—	$34.24	19.83%	$71,907	0.60%	0.60%	0.84%	99%
9/30/2020	$25.63	0.29	2.97	3.26	(0.26)	–	–	(0.26)	—	$28.63	13.00%	$83,024	0.59%	0.59%	1.13%	158%

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Alpha Architect Global Factor Equity ETF(n)
3/31/2025(f)	$26.57	0.48	(1.85)	(1.37)	(0.65)	–	–	(0.65)	0.00(g)	$24.55	-5.24%	$18,661	0.33%	0.28%	3.69%	13%
9/30/2024	$22.48	0.52	4.53	5.05	(0.96)	–	–	(0.96)	—	$26.57	23.05%	$21,788	0.45%	0.32%	2.16%	33%
9/30/2023	$24.92	1.29	(3.18)	(1.89)	(0.55)	–	–	(0.55)	—	$22.48	-7.75%	$35,073	1.14%	0.95%	5.44%	49%
9/30/2022	$26.69	(0.06)	(1.51)	(1.57)	(0.20)	–	–	(0.20)	—	$24.92	-5.95%	$41,366	2.31%	2.12%	(0.24)%	39%
9/30/2021	$23.91	0.15	2.65	2.80	(0.02)	–	–	(0.02)	—	$26.69	11.73%	$45,639	0.49%	0.28%	0.57%	3%
9/30/2020	$23.52	0.03	0.72	0.75	(0.36)	–	–	(0.36)	—	$23.91	3.10%	$49,609	1.40%	1.18%	0.14%	20%

Alpha Architect High Inflation and Deflation ETF(n)
3/31/2025(f)	$23.65	0.43	(0.67)	(0.24)	(0.64)	–	–	(0.64)	0.00(g)	$22.77	-0.97%	$37,795	0.29%	0.24%	3.78%	93%
9/30/2024	$23.64	0.91	–(g)	0.91	(0.90)	–	–	(0.90)	0.00(g)	$23.65	3.91%	$30,271	0.29%	0.24%	3.93%	267%
9/30/2023(k)	$24.95	1.35	(1.20)	0.15	(1.46)	–	–	(1.46)	—	$23.64	0.69%	$16,550	0.29%	0.27%	6.54%	402%

Alpha Architect Tail Risk ETF(n)(o)
3/31/2025(f)	$86.48	(0.27)	1.77	1.50	–	–	–	–	0.01	$87.99	1.75%	$342,618	0.63%(p)	0.63%(p)	(0.61)%	48%
9/30/2024	$81.33	(0.41)	5.55	5.14	–	–	–	–	0.01	$86.48	6.36%	$248,525	0.63%(p)	0.53%(p)	(0.48)%	14%
9/30/2023(l)(m)	$75.76	(0.14)	5.71	5.57	–	–	–	–	—	$81.33	7.32%	$164,590	0.63%(p)	0.51%(p)	(0.46)%	0%
2/28/2023(m)	$83.12	(0.48)	(6.88)	(7.36)	–	–	–	–	—	$75.76	-8.85%	$124,313	0.64%(p)	0.64%(p)	(0.61)%	0%
2/28/2022(m)	$90.40	(0.56)	(0.64)	(1.20)	–	–	(6.08)	(6.08)	—	$83.12	-1.47%	$188,926	0.63%(p)	0.63%(p)	(0.63)%	0%
2/28/2021(m)	$76.32	(0.56)	19.52	18.96	(0.08)	–	(4.80)	(4.88)	—	$90.40	24.94%	$166,869	0.65%(p)	0.65%(p)	(0.59)%	0%

Alpha Architect 1-3 Month Box ETF
3/31/2025(f)	$108.92	(0.11)	2.67	2.56	–	–	–	–	0.00(g)	$111.48	2.35%	$5,767,906	0.2752%	0.1949%	(0.1935)%	0%
9/30/2024	$104.11	(0.19)	5.28	5.09	–	(0.29)	–	(0.29)	0.01	$108.92	4.89%	$3,968,953	0.3949%	0.1949	(0.1918)%	0%
10/31/2023(i)	$100.00	(0.16)	4.25	4.09	–	–	–	–	0.02	$104.11	4.11%	$544,469	0.3949%	0.1949	(0.1865)%	0%

Alpha Architect Aggregate Bond ETF
3/31/2025(f)(j)	$100.00	0.05	2.06	2.11	–	–	–	–	0.04	$102.15	2.15%	$8,172	0.1949%	0.1949%	0.1663%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Amount represents less than 0.005%.
(i)	Inception date of the Fund was December 27, 2022.
(j)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(k)	Inception date of the Fund was November 16, 2022.
(l)	Alpha Architect Tail Risk ETF (the “Fund”) acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund’s NAV is calculated. Prior to the Fund’s listing on March 6, 2023, the NAV performance of the Institutional Class Shares of the Predecessor Fund are used as proxy market price returns.
(m)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(n)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(o)	Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split.
(p)	Includes less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.01% of average net assets in interest expense, respectively.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Alpha Architect U.S. Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), Alpha Architect Global Factor Equity ETF (Formerly known as Alpha Architect Value Momentum) (“AAVM” (formerly “VMOT”)), Alpha Architect High Inflation and Deflation ETF (“HIDE”), Alpha Architect Tail Risk ETF (“CAOS”), Alpha Architect 1-3 Month Box ETF (“BOXX”) and Alpha Architect Aggregate Bond ETF (“BOXA”) (individually, a “Fund” or collectively the “Funds”) each are a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
QVAL	October 21, 2014	25,000	The Nasdaq Stock Market®
IVAL	January 16, 2024	25,000	The Nasdaq Stock Market®
QMOM	December 1, 2015	10,000	The Nasdaq Stock Market®
IMOM	December 22, 2015	10,000	The Nasdaq Stock Market®
AAVM	May 2, 2017	10,000	The Nasdaq Stock Market®
HIDE	November 16, 2022	10,000	The Nasdaq Stock Market®
CAOS	August 14, 2013	10,000	Cboe BZX Exchange, Inc.
BOXX	December 27, 2022	10,000	Cboe BZX Exchange, Inc.
BOXA	December 17, 2024	10,000	Cboe BZX Exchange, Inc.

The investment objective for each Fund is to:

Fund	Investment Objective
QVAL	seek long-term capital appreciation.
IVAL	seek long-term capital appreciation.
QMOM	seek long-term capital appreciation.
IMOM	seek long-term capital appreciation.
AAVM	seek long-term capital appreciation while attempting to minimize market drawdown.
HIDE	seek long-term total return
CAOS	seek maximum total return through a combination of capital appreciation and current income.
BOXX	seek to provide investment results that, before fees and expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.
BOXA	seek to provide investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the U.S. Aggregate Bond Market.

CAOS converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on March 6, 2023. CAOS is the successor to the Arin Large Cap Theta Fund (the “Predecessor Fund”), a series of the Starboard Investment Trust, which had the same investment objective as the Fund. Arin Risk Advisors, LLC, was also the adviser to the Predecessor Fund. Effective March 6, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by CAOS were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Arin Risk Advisors, LLC.

The fiscal year end of the Predecessor Fund was February 28th; after conversion, the Fund changed its fiscal year end to September 30th. Operations prior to March 6, 2023 were for the Predecessor Fund. As of March 6, 2023, the net assets of the Predecessor Fund were $126,488,085, including $2,569,806 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 13,152,191 shares of the Fund and an initial NAV per share of $9.62 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency.

The reorganization was accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Advisor. The reorganization did not result in a material change to the Predecessor Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund.

The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the year ended September 30, 2023.

On March 22, 2023, shares of the CAOS were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
3/22/2023	1:8	$9.56	$76.51	13,150,783	1,643,847

Effective November 1, 2023, BOXX’s fiscal year changed to September 30th.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is March 31, 2025, and the period covered by these Notes to Financial Statements is from October 1, 2024 to March 31, 2025 (the “current fiscal period”).

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
QVAL
Assets
Common Stocks	$358,477,492	$—	$—	$358,477,492
Money Market Funds	295,891	—	—	295,891
Total Investments in Securities	$358,773,383	$—	$—	$358,773,383

IVAL
Assets
Common Stocks	$135,078,808	$—	$—	$135,078,808
Money Market Funds	548,609	—	—	548,609
Total Investments in Securities	$135,627,417	$—	$—	$135,627,417

QMOM
Assets
Common Stocks	$296,526,908	$—	$—	$296,526,908
Investments Purchased with Proceeds from Securities Lending	112,450	—	—	112,450
Money Market Funds	750,438	—	—	750,438
Total Investments in Securities	$297,389,796	$—	$—	$297,389,796

IMOM
Assets
Common Stocks	$90,160,148	$—	$—	$90,160,148
Preferred Stocks	2,159,723	—	—	2,159,723
Investments Purchased with Proceeds from Securities Lending	1,551,149	—	—	1,551,149
Money Market Funds	798,555	—	—	798,555
Total Investments in Securities	$94,669,575	$—	$—	$94,669,575

AAVM
Assets
Exchange Traded Funds	$18,589,125	$—	$—	$18,589,125
Investments Purchased with Proceeds from Securities Lending	165,900	—	—	165,900
Money Market Funds	71,683	—	—	71,683
Total Investments in Securities	$18,826,708	$—	$—	$18,826,708

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
HIDE
Assets
Exchange Traded Funds	$28,097,514	$—	$—	$28,097,514
Money Market Funds	259,576	—	—	259,576
U.S. Treasury Bills	—	9,441,851	—	9,441,851
Total Investments in Securities	$28,357,090	$9,441,851	$—	$37,798,941

CAOS
Assets
Purchased Options	$—	$441,152,110	$—	$441,152,110
Money Market Funds	438,749	—	—	438,749
Total Investments in Securities	$438,749	$441,152,110	$—	$441,590,859

Liabilities:
Written Options	$—	$(98,705,706)	$—	$(98,705,706)
Total Investments in Securities	$—	$(98,705,706)	$—	$(98,705,706)

BOXX
Assets
Purchased Options	$—	$5,774,203,520	$—	$5,774,203,520
Money Market Funds	413,225	—	—	413,225
Total Assets	$413,225	$5,774,203,520	$—	$5,774,616,745

Liabilities:
Written Options	$—	$(8,017,708)	$—	$(8,017,708)
Total Investments in Securities	$—	$(8,017,708)	$—	$(8,017,708)

BOXA
Assets
Purchased Options	$—	$9,980,191	$—	$9,980,191
Total Assets	$—	$9,980,191	$—	$9,980,191

Liabilities:
Written Options	$—	$(1,907,397)	$—	$(1,907,397)
Total Investments in Securities	$—	$(1,907,397)	$—	$(1,907,397)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). CAOS and BOXX’s portfolios include several types of FLEX Options, including both

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

The value of derivative instruments on the Statements of Assets and Liabilities for the CAOS and BOXX as of the current fiscal period are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Purchased Options, at Value	Written Options, at Value
CAOS	$441,152,110	$98,705,706
BOXX	$5,774,203,520	$8,017,708
BOXA	$9,980,191	$1,907,397

The effects of derivative instruments on the Statement of Operations for the current fiscal period are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income(1)
	Purchased Options	Purchased Options in-kind	Written Options	Written Options in-kind
CAOS	$(5,516,064)	$6,094,400	$4,127,885	$(89,764)
BOXX	$(3,195,860)	$154,071,077	$(3,088,060)	$(65,781,679)
BOXA	$1,473	$105,597	$(1,627)	$(28,663)
(1) Realized gain (loss) on purchased options is included within the net realized (loss) on investments balance on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income (1)
	Purchased Options	Written Options
CAOS	$2,253,074	$(2,319,835)
BOXX	$(9,743,203)	$40,483,853
BOXA	$54,137	$(5,121)
(1) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

The average volume of derivative activity for the current fiscal period is as follows:

	Purchased Options	Written Options
	Average Monthly Market Value	Average Monthly Market Value
CAOS	$6,266,715,005	$286,632,895
BOXX	$1,776,926,290	$1,228,315,016
BOXA	$5,411,436	$1,959,887

C.Hedging. Prior to January 31, 2025, to seek to avoid down trending markets, AAVM could have hedged up to 100% of the value of its long portfolio. The Fund engaged in hedging of its U.S. portfolio by shorting a representative broad-based U.S. securities index ETF or similar futures contracts. Likewise, the Fund engaged in hedging of its international portfolio by shorting a representative broad-based international securities index ETF or similar futures contracts. When the Fund engaged in a short sale, the Fund borrowed the security sold short and deliver the security to the counterparty. Short selling allowed the Fund to profit from a decline in a market price to the extent such

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

decline exceeds the transaction costs and the costs of borrowing the securities. The Fund paid a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrued on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, was recognized upon the termination of the short sale; which was affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss was offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund was subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there was the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. Securities that were hard to borrow may earn a rebate that was less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate was determined at the time of a short sale request. For the current fiscal period, the Fund did not incur any dividend interest income or dividend interest expense, as shown on the Statement of Operations.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

E.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

F.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for QVAL and IVAL are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for QMOM, IMOM, AAVM, HIDE, CAOS, BOXX, and BOXA are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
QVAL	$(72,450,275)	$72,450,275
IVAL	(28,092,171)	28,092,171
QMOM	(61,514,726)	61,514,726

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

	Distributable Earnings	Paid-in Capital
IMOM	(15,772,406)	15,772,406
AAVM	(4,083,449)	4,083,449
HIDE	6,247	(6,247)
CAOS	(7,632,349)	7,632,349
BOXX	(48,068,008)	48,068,008

As of September 30, 2024, BOXA had not yet commenced operations.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

QVAL	0.29%
IVAL	0.39%
QMOM	0.29%
IMOM	0.39%
AAVM	0.45%
HIDE	0.29%
CAOS	0.63%
BOXX	0.2449%
BOXA	0.1949%

Effective November 12, 2024, the Adviser reduced its management fee for BOXX from an annual rate based on average daily net assets from 0.3949% to 0.2449%. Effective January 31, 2024, the Adviser reduced its management fee for QVAL, IVAL, QMOM and IMOM from an annual rate based on average daily net assets from 0.39% to 0.29%, 0.49% to 0.39%, 0.39% to 0.29%, and 0.49% to 0.39%, respectively.

Effective January 31, 2025, AAVM’s management fee applies on the daily average net assets of the Fund that are not invested in Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, or Alpha Architect International Quantitative Momentum ETF, subject to a minimum management fee of 0.05%. Prior to January 31, 2025, the Adviser had contractually agreed to waive all or a portion of its management fee for AAVM until at least January 31, 2025 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.69% of the Fund’s daily net assets. This waiver agreement could only be terminated by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived was not subject to recoupment.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

Effective January 31, 2025, the Adviser has contractually agreed to waive receipt of its management fees in HIDE to the extent necessary to offset acquired fund fees and expenses (“AFFE”). This agreement is in effect until January 31, 2026, and it may be terminated before that date only by a majority vote of the “non-interested” trustees. Prior to January 31, 2025, the Adviser had contractually agreed to waive receipt of its management fees and/or assume expenses of HIDE to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.29% of the Fund’s average daily net assets. This agreement was in effect until November 15, 2025, and could have been terminated before that date only by a majority vote of the “non-interested” trustees. The fee waived was not subject to recoupment.

Effective January 31, 2025, the Adviser has contractually agreed to waive receipt of its management fees in CAOS to the extent necessary to offset any AFFE relating to the Fund’s investment in BOXX. Any AFFE associated with CAOS’ investments in any other acquired funds are not included in the fee waiver. In its sole discretion, the Fund’s Board of Trustees may terminate this agreement only by a majority vote of the “non-interested” trustees of the Trust. Prior to January 31, 2025,the Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of CAOS, including AFFE related to the Fund’s investment in BOXX so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.63% of the Fund’s average daily net assets. Any AFFE associated with fund investments in any other acquired funds are not included in the fee waiver. This agreement could only have been changed or terminated by a vote of the holders of a majority of the Fund's outstanding voting securities.

The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of BOXX so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), AFFE, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. This agreement will remain in place until at least January 31, 2026. The agreement may be terminated only by the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee in BOXA to the extent necessary to offset AFFE related to holding BOXX, which are the indirect expenses of investing in other investment companies. This waiver agreement will continue in effect for the life the Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees.

Alpha Architect, LLC (“Alpha Architect”), serves as a discretionary investment sub-adviser to QVAL, IVAL, QMOM, IMOM, AAVM, and HIDE. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Alpha Architect, Alpha Architect is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

Alpha Architect serves as a non-discretionary investment sub-adviser to CAOS, BOXX, and BOXA. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Alpha Architect, Alpha Architect is investment guidance and strategic investment advice to Arin Risk Advisors, LLC (“Arin”) with respect to Arin’s investment models, subject to the overall supervision and oversight of the Adviser and the Board.

Arin serves as a discretionary investment sub-adviser to CAOS, BOXX, and BOXA. Pursuant to an investment sub-advisory agreement among the Trust, the Adviser, and Arin, Arin has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. Arin continuously reviews, supervises, and administers the Funds’ investment program subject to oversight by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, the values of the securities on loan and payable for collateral due to broker for the applicable funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
QMOM	$106,223	$112,450	0.0%	(a)
IMOM	1,394,963	1,551,149	1.5%
AAVM	166,320	165,900	0.9%

(a) Represents less than 0.05%.

* The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

QVAL	$287
IVAL	540
QMOM	3
IMOM	568
AAVM	22,073
HIDE	1,516

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
QVAL	$727,093,717	$724,763,970
IVAL	184,443,253	179,910,308
QMOM	722,747,019	723,459,844
IMOM	167,038,639	159,200,920
AAVM	2,623,509	10,350,006
HIDE	21,310,085	21,586,055
CAOS	6,022,290	18,828,565
BOXX	32,091,268,749	191,353,129
BOXA	9,976	9,975

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
QVAL	$199,022,104	$188,980,670
IVAL	30,233,606	44,934,046
QMOM	233,278,483	163,616,389
IMOM	28,442,098	26,631,233
AAVM	529,780	3,071,280
HIDE	6,319,534	25,579
CAOS	—	1,039,172,449
BOXX	—	34,869,048,414
BOXA	9,749	11,675,395

There were no purchases or sales of U.S. Government securities during the current fiscal period in either Fund.

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

NOTE 6 – TRANSACTIONS WITH AFFILIATES

AAVM’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Fund had the following transactions with such affiliated Alpha Architect ETFs during the current fiscal period:

	IMOM	QVAL	QMOM	IVAL	Total
Value, Beginning of Period	$4,239,334	$6,510,556	$7,761,341	$3,186,677	$21,697,908
Purchases	825,686	678,519	1,060,189	588,895	3,153,289
Proceeds from Sales	(1,288,052)	(1,146,687)	(1,987,197)	(846,259)	(5,268,195)
Net Realized Gains (Losses)	77,392	188,171	672,505	(91,344)	846,724
Change in Unrealized Appreciation (Depreciation)	(146,804)	(655,436)	(1,096,628)	58,267	(1,840,601)
Value, End of Period	$3,707,556	$5,575,123	$6,410,210	$2,896,236	$18,589,125
Dividend Income	$193,874	$43,258	$101,065	$40,394	$378,591

	IMOM	QVAL	QMOM	IVAL
Shares, Beginning of Period	147,148	141,116	120,912	123,574
Number of Shares Purchased	29,258	15,076	16,688	23,719
Number of Shares Sold	(44,979)	(25,474)	(29,684)	(33,893)
Shares, End of Period	131,427	130,718	107,916	113,400

CAOS’ (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Fund had the following transactions with such affiliated Alpha Architect ETFs during the current fiscal period:

BOXX
Value, Beginning of Period	$28,918,192
Purchases	442
Proceeds from Sales	(29,125,704)
Net Realized Gains (Losses)	1,150,811
Change in Unrealized Appreciation (Depreciation)	(943,741)
Value, End of Period	$—

Shares, Beginning of Period	265,475
Number of Shares Purchased	4
Number of Shares Sold	(265,479)
Shares, End of Period	—

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2024, for each Fund were as follows:

	QVAL	IVAL	QMOM	IMOM
Tax cost of Investments	$350,069,705	$152,729,676	$221,868,471	$77,151,814
Gross tax unrealized appreciation	37,617,009	8,222,186	37,696,928	7,963,574
Gross tax unrealized depreciation	(11,702,129)	(8,838,614)	(7,032,399)	(2,945,098)
Net tax unrealized appreciation (depreciation)	$25,914,880	$(616,428)	$30,664,529	$5,018,476
Undistributed ordinary income	353,405	735,030	3,790,339	3,462,039
Undistributed long-term gain	—	—	—	—
Total distributable earnings	353,405	735,030	3,790,339	3,462,039
Other accumulated gain (loss)	(145,013,284)	(111,507,351)	(125,385,445)	(95,954,297)
Total accumulated gain (loss)	$(118,744,999)	$(111,388,749)	$(90,930,577)	$(87,473,782)

	AAVM	HIDE	CAOS	BOXX
Tax cost of Investments	$21,046,164	$29,133,038	$247,119,616	$3,950,916,797
Gross tax unrealized appreciation	3,435,775	1,087,717	1,516,404	18,983,439
Gross tax unrealized depreciation	(339,774)	(6,549)	(23,069)	(439,400)
Net tax unrealized appreciation (depreciation)	$3,096,001	$1,081,168	$1,493,335	$18,544,039
Undistributed ordinary income	212,575	620,824	—	—
Undistributed long-term gain	—	—	—	—
Total distributable earnings	212,575	620,824	—	—
Other accumulated gain (loss)	(26,736,190)	(1,509,096)	(65,429,695)	(20,825,191)
Total accumulated gain (loss)	$(23,427,614)	$192,896	$(63,936,360)	$(2,281,152)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2024, CAOS and BOXX had the following post-October late year losses and post-October capital losses:

	Post-October Late Year Loss	Post-October Capital Loss
CAOS	$710,048	$—
BOXX	3,889,448	—

ALPHA ARCHITECT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2025 (Unaudited)

At September 30, 2024, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
QVAL	$(123,698,404)	$(21,314,880)
IVAL	(85,680,087)	(25,827,264)
QMOM	(124,648,184)	(737,261)
IMOM	(95,529,921)	(424,376)
AAVM	(22,462,977)	(4,273,213)
HIDE	(1,509,096)	—
CAOS	(58,002,164)	(6,717,483)
BOXX	(7,309,306)	(9,626,437)

As of September 30, 2024, BOXA had not yet commenced operations.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended September 30, 2024 were as follows:

	Current Fiscal Period	Fiscal Year Ended September 30, 2024
	Ordinary Income	Ordinary Income		Long-Term Capital Gain
QVAL	$2,600,172	$5,758,591		—
IVAL	1,636,231	5,691,752		—
QMOM	4,126,144	1,434,103		—
IMOM	3,480,319	2,136,152		—
AAVM	535,815	1,247,610		—
HIDE	955,189	665,962		—
CAOS	—	—		—
BOXX	—	4,343,602	(1)	5,937,472
BOXA	—	N/A		N/A
(1) 100% of BOXX’s taxable ordinary income distributions are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C).

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ALPHA ARCHITECT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2024, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was:

QVAL	100.00%
IVAL	95.61%
QMOM	86.88%
IMOM	94.10%
AAVM	96.35%
HIDE	3.90%
CAOS	0.00%
BOXX	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024 for each Fund was:

QVAL	92.90%
IVAL	0.00%
QMOM	86.70%
IMOM	5.33%
AAVM	27.37%
HIDE	3.01%
CAOS	0.00%
BOXX	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was:

QVAL	0.00%
IVAL	0.00%
QMOM	0.00%
IMOM	0.00%
AAVM	0.00%
HIDE	0.00%
CAOS	0.00%
BOXX	100.00%

As of September 30, 2024, BOXA had not yet commenced operations.

ALPHA ARCHITECT ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the applicable Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2024. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
IVAL	$499,157	$0.08533	100.00%
IMOM	260,286	0.09053	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Alpha Architect Aggregate Bond ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Alpha Architect, LLC (“AA”), for an initial two-year term.
As it relates to the Fund, the Board considered the approval of the Sub-Advisory Agreement between the Adviser and Arin Risk Advisors, LLC (“Arin”) (AA and Arin together, the “Sub-Advisers”), also for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser, AA, and Arin relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreements. In connection with considering the approval of the Advisory Agreement and both Sub-Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Advisory Agreement and both Sub-Advisory Agreements, the Board considered and reviewed information provided by the Adviser, AA, and Arin, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Advisers’ personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and Sub-Advisers’ resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreements. They considered Arin’s experience in executing portfolio transactions for other funds in the Trust. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Advisers.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fee and sub-advisory fee, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Advisers, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Advisers.

The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its respective peers, as shown in the third-party report. The Fund’s gross total expense ratio (0.19%) was lower than the peer group average (0.23%); the Fund’s net total expense ratio (0.19%) was slightly higher than the peer group average (0.18%); and the Fund’s management fee (0.19%) was lower than the peer group average (0.21%).
The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. In addition, the Board noted the Adviser’s contractual commitment to waive all or portion of its management fee to the extent necessary to offset acquired fund fees and expenses incurred by the Fund. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its respective peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
BOXA	Quartile 3	Quartile 3	Quartile 3
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Advisers that none of the firms manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Advisers in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Advisers with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Advisers, who serve individually or jointly as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and the Sub-Advisers will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of each Sub-Adviser, noting that each has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Advisers might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreements, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	June 4, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	June 4, 2025